Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Contract balances [Line Items]
Accounts Receivable, Net	SFr 791	SFr 845	SFr 838	SFr 758
Contract with Customer, Liability	56	66	63	67
Contract with Customer, Liability, Revenue Recognized	16	7	13	13
Contact with customer, Revenue recognized in the reporting period from performance obligations satisfied in previous periods	0	0	0	0
Capitalized costs to obtain contracts	0	0	0	0
Capitalized costs to fulfill contracts	0	0	0	0
Net impairment on contract receivables	2	6	3	0
Impairment losses on contract receivables	0	0	0	0
Bank
Contract balances [Line Items]
Accounts Receivable, Net	789	883	824	745
Contract with Customer, Liability	56	66	63	67
Contract with Customer, Liability, Revenue Recognized	16	7	13	13
Contact with customer, Revenue recognized in the reporting period from performance obligations satisfied in previous periods	0	0	0	0
Capitalized costs to obtain contracts	0	0	0	0
Capitalized costs to fulfill contracts	0	0	0	0
Net impairment on contract receivables	2	6	3	0
Impairment losses on contract receivables	SFr 0	SFr 0	SFr 0	SFr 0